----------------------------------
                                                         OMB APPROVAL
                                              ----------------------------------
                                              OMB Number:              3235-0006
                                              Expires:         December 31, 2006
                                              Estimated average burden
                                              hours per response............23.5
                                              ----------------------------------


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: March 31, 2004
                                               -------------------

Check here if Amendment |_|; Amendment Number:
                                              ---------

 This Amendment (Check only one.):   |_| is a restatement.
                                     |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

 Name:    Palmyra Capital Offshore Fund LP
          -------------------------------------------
 Address: c/o Trident Trust Company (Cayman) Limited
          -------------------------------------------
          P.O. Box 847 GT
          -------------------------------------------
          Grand Cayman, Cayman Islands
          -------------------------------------------

 Form 13F File Number: 28 - 10805
                            ----------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

 Name:     Michael Baxter
           ------------------------------------------
 Title:    President
           ------------------------------------------
 Phone:    310-231-6133
           ------------------------------------------

Signature, Place, and Date of Signing:


    /s/ Michael Baxter           Los Angeles, CA              5-17-2004
 -------------------------  -------------------------  -------------------------
       [Signature]               [City, State]                  [Date]

Report Type (Check only one):
 |_| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

 |X| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

 |_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

 Form 13F File Number    Name

 28  -  10800                Palmyra Capital Advisors, LLC
        ------------------   -------------------------------
 [Repeat as necessary.]